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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th floor
                 ----------------------------------------
                 Boston, MA 02110-3328
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Eckert
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8515
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Kathleen Eckert             Boston, MA          8/12/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         77
                                        --------------------

Form 13F Information Table Value Total:      $438,867
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- --------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- --------- --------- ----- ------ ------------ ---------- ------ -------- ------
ACADIA Pharmaceuticals,
 Inc.                          Common      004225108     6,427   765,168  SH              Sole         NA      Sole
Adeza Biomedical
 Corporation                   Common      006864102     3,162   186,200  SH              Sole         NA      Sole
Adolor Corporation             Common      00724X102     5,565   601,600  SH              Sole         NA      Sole
Advancis Pharmaceutical
 Corporation                   Common      00764L109       864   502,515  SH              Sole         NA      Sole
Alkermes, Inc.                 Common      01642T108     5,869   443,940  SH              Sole         NA      Sole
Applera Corporation            Common      038020202     2,058   187,600  SH              Sole         NA      Sole
Ariad Pharmaceuticals,
 Inc.                          Common      04033A100     7,186 1,079,000  SH              Sole         NA      Sole
Barr Pharmaceuticals,
 Inc.                          Common      068306109     5,469   112,200  SH              Sole         NA      Sole
Barrier Therapeutics,
 Inc.                          Common      06852R108     4,516   569,500  SH              Sole         NA      Sole
Bioenvision, Inc.              Common      09059N100     2,806   385,500  SH              Sole         NA      Sole
Connetics Corporation          Common      208192104     5,839   331,000  SH              Sole         NA      Sole
Conor MedSystems, Inc.         Common      208264101    22,865 1,567,999  SH              Sole         NA      Sole
Critical Therapeutics,
 Inc.                          Common      22674T105       440    62,700  SH              Sole         NA      Sole
Cubist Pharmaceuticals,
 Inc.                          Common      229678107    16,761 1,272,639  SH              Sole         NA      Sole
Cytokinetics, Inc.             Common      23282W100     4,236   609,529  SH              Sole         NA      Sole
deCODE Genetics, Inc.          Common      243586104     4,594   489,232  SH              Sole         NA      Sole
DepoMed, Inc.                  Common      249908104     5,462 1,249,888  SH              Sole         NA      Sole
DOV Pharmaceutical, Inc.       Common      259858108     5,729   307,000  SH              Sole         NA      Sole
Dyax Corporation               Common      26746E103     2,576   545,765  SH              Sole         NA      Sole
Eclipsys Corporation           Common      278856109     5,107   363,000  SH              Sole         NA      Sole
Emageon, Inc.                  Common      29076V109     5,097   363,824  SH              Sole         NA      Sole
Endo Pharmaceuticals
 Holdings                      Common      29264F205     4,079   155,200  SH              Sole         NA      Sole
Epix Pharmaceuticals,
 Inc.                          Common      26881Q101     3,243   366,400  SH              Sole         NA      Sole
Exelixis, Inc.                 Common      30161Q104    11,415 1,536,400  SH              Sole         NA      Sole
Forest Laboratories,
 Inc.                          Common      345838106     3,788    97,500  SH              Sole         NA      Sole
Gen Probe, Inc.                Common      36866T103     4,927   136,000  SH              Sole         NA      Sole
Genentech, Inc.                Common      368710406     1,606    20,000  SH              Sole         NA      Sole
Genzyme Corporation            Common      372917104     7,872   131,000  SH              Sole         NA      Sole
Gilead Sciences, Inc.          Common      375558103     6,555   149,000  SH              Sole         NA      Sole
IDEXX Laboratories,
 Inc.                          Common      45168D104    12,965   208,000  SH              Sole         NA      Sole
Imclone Systems, Inc.          Common      45245W109     4,274   138,000  SH              Sole         NA      Sole
Impax Laboratories,
 Inc.                          Common      45256B101     9,974   635,306  SH              Sole         NA      Sole
Incyte Corporation             Common      45337C102     4,261   596,000  SH              Sole         NA      Sole
Inspire Pharmaceuticals,
 Inc.                          Common      457733103       897   106,500  SH              Sole         NA      Sole
Intralase Corporation          Common      461169104     8,611   438,874  SH              Sole         NA      Sole
IVAX Corporation               Common      465823102     6,461   300,500  SH              Sole         NA      Sole
Kensey Nash Corporation        Common      490057106     1,119    37,000  SH              Sole         NA      Sole
Kosan Biosciences, Inc.        Common      50064W107     6,327 1,198,300  SH              Sole         NA      Sole
Lexicon Genetics, Inc.         Common      528872104     3,363   680,700  SH              Sole         NA      Sole
Martek Biosciences             Common      572901106     3,712    97,800  SH              Sole         NA      Sole
Medarex, Inc.                  Common      583916101     3,915   470,000  SH              Sole         NA      Sole
Medicis Pharmaceutical
 Corporation                  CL A New     584690309     7,837   247,000  SH              Sole         NA      Sole
MedImmune, Inc.                Common      584699102    10,621   397,500  SH              Sole         NA      Sole
Medtronic, Inc.                Common      585055106     6,246   120,600  SH              Sole         NA      Sole
MGI PHARMA, Inc.               Common      552880106     5,114   235,000  SH              Sole         NA      Sole
Millennium
 Pharmaceuticals, Inc.         Common      599902103     5,701   615,000  SH              Sole         NA      Sole
Molecular Devices
 Corporation                   Common      60851C107     1,123    51,900  SH              Sole         NA      Sole
Momenta Pharmaceuticals,
 Inc.                          Common      60877T100     5,685   287,559  SH              Sole         NA      Sole

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- --------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- --------- --------- ----- ------ ------------ ---------- ------ -------- ------
Myogen, Inc.                   Common      62856E104     5,912   845,780  SH              Sole         NA      Sole
Nabi Biopharmaceuticals        Common      629519109     4,797   315,000  SH              Sole         NA      Sole
Neurogen Corporation           Common      64124E106     3,102   454,900  SH              Sole         NA      Sole
NitroMed, Inc.                 Common      654798503     5,320   273,500  SH              Sole         NA      Sole
NPS Pharmaceuticals, Inc.      Common      62936P103     8,416   741,500  SH              Sole         NA      Sole
Nuvelo, Inc.                   Common      67072M301     6,130   793,000  SH              Sole         NA      Sole
Orchid Cellmark, Inc.          Common      68573C107     4,103   379,600  SH              Sole         NA      Sole
Orthovita, Inc.                Common      68750U102     6,681 1,700,000  SH              Sole         NA      Sole
Par Pharmaceutical
 Companies, Inc.               Common      69888P106     6,807   214,000  SH              Sole         NA      Sole
Penwest Pharmaceuticals
 Co.                           Common      709754105     4,870   412,000  SH              Sole         NA      Sole
Pfizer, Inc.                   Common      717081103    11,239   407,500  SH              Sole         NA      Sole
Progenics Pharmaceuticals,
 Inc.                          Common      743187106     5,263   252,300  SH              Sole         NA      Sole
Protein Design Labs,
 Inc.                          Common      74369L103     8,387   415,000  SH              Sole         NA      Sole
QLT, Inc.                      Common      746927102     5,945   570,500  SH              Sole         NA      Sole
Rigel Pharmaceuticals,
 Inc.                          Common      766559603     3,054   153,300  SH              Sole         NA      Sole
Sangamo Biosciences, Inc.      Common      800677106     1,216   340,700  SH              Sole         NA      Sole
Seattle Genetics, Inc.         Common      812578102     5,517 1,029,200  SH              Sole         NA      Sole
Senomyx, Inc.                Restricted    81724Q107     6,110   370,071  SH              Sole         NA      Sole
Sirna Therapeutics, Inc.     Restricted    829669100     1,185   676,924  SH              Sole         NA      Sole
Telik, Inc.                    Common      87959M109     2,539   156,158  SH              Sole         NA      Sole
Tenet Healthcare
 Corporation                   Common      88033G100     3,672   300,000  SH              Sole         NA      Sole
Tercica, Inc.                  Common      88078L105     5,309   610,940  SH              Sole         NA      Sole
Teva Pharmaceutical
 Industries, Ltd. ADR          Common      881624209    10,214   328,000  SH              Sole         NA      Sole
The Medicines Company          Common      584688105     3,918   167,500  SH              Sole         NA      Sole
Theravance, Inc.               Common      88338T104    11,607   682,757  SH              Sole         NA      Sole
Third Wave Technologies,
 Inc.                          Common      88428W108     1,657   421,550  SH              Sole         NA      Sole
Vivus, Inc.                    Common      928551100     2,864   777,100  SH              Sole         NA      Sole
VNUS Medical Technologies,
 Inc.                          Common      928566108    10,965   911,458  SH              Sole         NA      Sole
WebMD Corporation              Common      94769M105     7,749   754,500  SH              Sole         NA      Sole

COLUMN TOTALS                                        $ 438,867